Gain/(loss) on Deconsolidation of Subsidiary - Assets and Liability Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Oct. 18, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Cash and cash equivalents	$ (280,641)		$ (191,081)	$ (149,866)	$ (465,708)
Current prepaid expenses	(4,404)		(4,309)
Right-of-use assets	(8,061)		(9,825)	(14,281)
Lease liabilities (including current portion)	3,579		3,394
Non-controlling interests	(6,774)		(5,835)
Seaport
Disclosure of subsidiaries [line items]
Cash and cash equivalents	(91,570)
Trade and other receivables	(220)
Current prepaid expenses	(1,309)
Property and equipment, net	(175)
Right-of-use assets	0
Trade and other payables	6,102
Trade and other payables due to PureTech	3,370
Deferred tax assets (liabilities), net	0
Lease liabilities (including current portion)	0
Long-term loan (including current portion)	0
Subsidiary notes payable	0
Subsidiary preferred shares and warrants	76,208
Other assets and liabilities, net	(475)
Sub-total (net assets)/liabilities	(8,070)
Non-controlling interests	(7,430)
Recognize investment retained in deconsolidated subsidiary at fair value*	$ 167,308
Calculated gain on deconsolidation		$ 151,808
Vedanta
Disclosure of subsidiaries [line items]
Cash and cash equivalents			(13,784)
Trade and other receivables			(702)
Current prepaid expenses			(3,516)
Property and equipment, net			(8,092)
Right-of-use assets			(2,477)
Trade and other payables			15,078
Trade and other payables due to PureTech			139
Deferred tax assets (liabilities), net			1,902
Lease liabilities (including current portion)			4,146
Long-term loan (including current portion)			15,446
Subsidiary notes payable			0
Subsidiary preferred shares and warrants			24,568
Other assets and liabilities, net			(462)
Sub-total (net assets)/liabilities			32,246
Non-controlling interests			9,085
Recognize investment retained in deconsolidated subsidiary at fair value*			20,456
Calculated gain on deconsolidation			$ 61,787
Sonde
Disclosure of subsidiaries [line items]
Cash and cash equivalents				(479)
Trade and other receivables				0
Current prepaid expenses				0
Property and equipment, net				0
Right-of-use assets				0
Trade and other payables				1,407
Trade and other payables due to PureTech				0
Deferred tax assets (liabilities), net				0
Lease liabilities (including current portion)				0
Long-term loan (including current portion)				0
Subsidiary notes payable				3,403
Subsidiary preferred shares and warrants				15,853
Other assets and liabilities, net				123
Sub-total (net assets)/liabilities				20,307
Non-controlling interests				(11,904)
Recognize investment retained in deconsolidated subsidiary at fair value*				18,848
Calculated gain on deconsolidation				$ 27,251